Stock option plan (Details 4 - Textuals 2) R$ / shares in Units, R$ in Thousands			1 Months Ended		12 Months Ended
		Oct. 08, 2021 BRL (R$) shares R$ / shares	Jul. 31, 2021 BRL (R$)	Aug. 31, 2017 BRL (R$) shares	Dec. 31, 2021 BRL (R$) R$ / shares shares	Dec. 31, 2020 BRL (R$) R$ / shares shares	Dec. 31, 2019 BRL (R$)	Dec. 19, 2019 BRL (R$)
Share-based payments
Shares granted to executives’ officers					R$ 246	R$ 751	R$ 1,522
Par value per share | R$ / shares	[1]				R$ 0.00027	R$ 0.56958
Number of shares issued by the subsidiary | shares					132,197,896	121,086,781
Executive key management
Share-based payments
Amount paid for cancellation of the Group's stock option plan			R$ 628			R$ 43,354
Cash-settled Programs | Executive key management
Share-based payments
Indemnities to be paid								R$ 44,000
Amount paid for cancellation of the Group's stock option plan			R$ 628			R$ 43,354
Number of share options exercised during the period | shares		16,530
Par value per share | R$ / shares		R$ 0
Subscription amount through exercise of options		R$ 28,697
Cash-settled Programs | Executive key management | Comrade Inc.
Share-based payments
Number of share options granted during the period | shares				16,530
Period of continued employment under service conditions				4 years
Fair value of the shares was estimated on the acquisition date of the subsidiary				R$ 5,120
Cash-settled Programs | Executive key management | CI&T Inc.
Share-based payments
Number of shares issued by the subsidiary | shares		15,896

[1]	In November 2021 the Group’s shareholders approved a capital stock share split with a 1:68.14 share split ratio. As a result of the share split, the Group’s historical financial statements have been revised to reflect the number of shares and per share data as if the share split had been in effect for all periods presented.